Other Current Financial Assets	12 Months Ended
Dec. 31, 2023
Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2023	2022
Security deposits	$631	$515
Other current financial assets	$631	$515